UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
811-07723
Investment Company Act File Number
Worldwide Health Sciences Portfolio
(Exact Name of Registrant as Specified in Charter)
The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
(Address of Principal Executive Offices)
Maureen A. Gemma
Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)
August 31
Date of Fiscal Year End
November 30, 2008
Date of Reporting Period

Item 1. Schedule of Investments

Worldwide Health Sciences Portfolio	as of November 30, 2008
PORTFOLIO OF INVESTMENTS (Unaudited)
Common Stocks — 98.68%

			Percentage of
Security	Shares	Value	Net Assets

Major Capitalization — Europe — 10.82% (1)
Alcon, Inc.	177,000	$14,122,830	1.08%
Merck KGaA Co.	368,000	30,767,678	2.36%
Novartis AG	1,234,400	57,571,472	4.42%
Shire PLC ADR	940,000	38,540,000	2.96%

		$141,001,980	10.82%

Major Capitalization — Far East — 4.20% (1)
Shionogi & Co., Ltd.	2,500,000	$54,800,167	4.21%

		$54,800,167	4.21%

Major Capitalization — North America — 50.22% (1)
Abbott Laboratories	990,000	$51,866,100	3.98%
Amgen, Inc. (2)	1,200,000	66,648,000	5.11%
Baxter International, Inc.	950,000	50,255,000	3.86%
Biogen Idec, Inc. (2)	1,259,400	53,285,214	4.09%
Bristol-Myers Squibb Co.	2,750,000	56,925,000	4.37%
Covidien, Ltd.	1,250,000	46,062,500	3.54%
Genentech, Inc. (2)	1,365,000	104,559,000	8.02%
Genzyme Corp. (2)	1,019,400	65,261,988	5.01%
Gilead Sciences, Inc. (2)	1,412,400	63,261,396	4.85%
Pfizer, Inc.	3,100,000	50,933,000	3.91%
Schering-Plough Corp.	2,692,200	45,255,882	3.47%

		$654,313,080	50.22%

Small & Mid Capitalization — Europe — 1.83% (1)
Elan Corp. PLC ADR (2)	3,800,000	$23,826,000	1.83%

		$23,826,000	1.83%

Small & Mid Capitalization — Far East — 2.54% (1)
Nichi-Iko Pharmaceutical Co., Ltd.	440,000	$11,241,562	0.86%
Sawai Pharmaceutical Co., Ltd.	260,000	11,065,267	0.85%
Towa Pharmaceutical Co., Ltd.	280,000	10,763,059	0.83%

		$33,069,888	2.54%

Small & Mid Capitalization — North America — 29.07% (1)
Align Technology, Inc. (2)	2,020,000	$14,140,000	1.09%
BioMarin Pharmaceutical, Inc. (2)	1,200,000	20,436,000	1.57%
Cubist Pharmaceuticals, Inc. (2)	1,135,000	27,875,600	2.14%
Exelixis, Inc. (2)	2,652,400	8,195,916	0.63%
Genomic Health, Inc. (2)	941,000	17,436,730	1.34%
Gen-Probe, Inc. (2)	1,215,200	44,780,120	3.44%
InterMune, Inc. (2)	1,165,700	13,417,207	1.03%
Masimo Corp. (2)	1,200,000	32,748,000	2.51%
Mylan Laboratories, Inc. (2)	3,121,800	29,376,138	2.25%
NPS Pharmaceuticals, Inc. (2)	3,149,500	19,337,930	1.48%
Onyx Pharmaceuticals, Inc. (2)	1,315,100	36,954,310	2.84%
OSI Pharmaceuticals, Inc. (2)	795,000	29,574,000	2.27%
Par Pharmaceutical Cos., Inc. (2)	877,200	10,228,152	0.78%
United Therapeutics Corp. (2)	525,800	28,829,614	2.21%
Vertex Pharmaceuticals, Inc. (2)	1,850,000	45,491,500	3.49%

		$378,821,217	29.07%

Total Common Stocks (identified cost $1,360,769,436)		$1,285,832,332

Call Options — 0.00%

	Number	Strike	Expiration		Percentage of
Description	of Contracts	Price	Date	Value	Net Assets

Small & Mid Capitalization — North
America — 0.00% (1)
Orchid Cellmark, Inc. (2)(3)	1,600	$21.7	7/24/2011	$16	0.00%
Orchid Cellmark, Inc. (2)(3)	649	23.5	7/24/2011	6	0.00%
Orchid Cellmark, Inc. (2)(3)	649	8.05	9/29/2011	39	0.00%

Total Call Options
(identified cost $0)				$61

Short-Term Investments — 1.09%

	Interest		Percentage of
Description	(000’s omitted)	Value	Net Assets

Cash Management Portfolio, 0.99% (4)	14,119	$14,118,693	1.09%

Total Short-Term Investments
(identified cost $14,118,693)		$14,118,693

Total Investments (identified cost $1,374,888,129)		$1,299,951,086	99.77%

Other Assets, Less Liabilities		$3,049,374	0.23%

Net Assets		$1,303,000,460	100.00%

ADR	—	American Depository Receipt

(1)		Major Capitalization is defined as market value of $5 billion or more. Small & Mid Capitalization is defined as market value less than $5 billion.

(2)		Non-income producing security.

(3)		Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

(4)		Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of November 30, 2008. Net income allocated from the investment in Cash Management Portfolio for the fiscal year to date ended November 30, 2008 was $190,129.

The Portfolio did not have any open financial instruments at November 30, 2008.
The cost and unrealized appreciation (depreciation) of investments of the Portfolio at November 30, 2008, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,374,807,304

Gross unrealized appreciation	$176,597,662
Gross unrealized depreciation	(251,453,880)

Net unrealized depreciation	$(74,856,218)

The Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, effective September 1, 2008. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At November 30, 2008, the inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

		Investments in
	Valuation Inputs	Securities
Level 1	Quoted Prices	$1,140,390,805
Level 2	Other Significant Observable Inputs	159,560,220
Level 3	Significant Unobservable Inputs	61

Total		$1,299,951,086

The following is a reconclliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities

Balance as of August 31, 2008	$269
Realized gains (losses)	—
Change in net unrealized appreciation (depreciation)	(208)
Net purchases (sales)	—
Net transfers to (from) Level 3	—

Balance as of November 30, 2008	$61

For information on the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Worldwide Health Sciences Portfolio

By:	/s/ Samuel D. Isaly Samuel D. Isaly
President

Date:	January 23, 2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Samuel D. Isaly Samuel D. Isaly
President

Date:	January 23, 2009

By:	/s/ Barbara E. Campbell Barbara E. Campbell
Treasurer

Date:	January 23, 2009